Annual Fund Operating Expenses	12 Months Ended
Nov. 30, 2011
Vanguard California Tax-Exempt Money Market Fund - Investor Shares | Vanguard California Tax-Exempt Money Market Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.14%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.17% [1]
Vanguard California Long-Term Tax-Exempt Fund - Investor Shares | Vanguard California Long-Term Tax-Exempt Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
Vanguard California Intermediate-Term Tax-Exempt Fund - Investor Shares | Vanguard California Intermediate-Term Tax-Exempt F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.16%
12b-1 Distribution Fee	none
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.20%
Vanguard California Long-Term Tax-Exempt Fund - Admiral Shares | Vanguard California Long-Term Tax-Exempt Fund
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%
Vanguard California Intermediate-Term Tax-Exempt Fund - Admiral Shares | Vanguard California Intermediate-Term Tax-Exempt F
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Expenses	0.09%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.12%

[1]	Vanguard and the Fund's Board have voluntarily agreed to temporarily limit certain net operating expenses in excess of the Fund's daily yield so as to maintain a zero or positive yield for the Fund. Vanguard and the Fund's Board may terminate the temporary expense limitation at any time.